Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Central Index Key		dei_EntityCentralIndexKey	0000102816
Eaton Vance Focused Growth Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Investment Objective, Heading		rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary		rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital growth.
Expense, Heading		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 20 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69 % of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint, Discounts		rr_ExpenseBreakpointDiscounts
You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 20 of the Fund's Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading		rr_ExpenseExampleHeading	Example.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies .  The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index. The Fund generally expects to hold approximately 25 to 40 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks). The Fund may lend its securities.

Investment decisions are made primarily on the basis of fundamental research.  The Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value.  The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors.  The portfolio managers utilize information provided by, and the expertise of the investment adviser's research staff in making investment decisions.  In selecting stocks, the portfolio managers will consider (among other factors) a company's earnings or cash flow capabilities, financial strength, growth potential, the strength of the company's business franchises and management team, sustainability of a company's competitiveness and estimates of the company's net value.   The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock's price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.   The portfolio managers seek to manage investment risk by utilizing fundamental analysis of risk/return characteristics in securities selection and also by using quantitative tools to assist in portfolio construction, monitoring, and maintaining issuer and industry diversification among the Fund's holdings.

Strategy Portfolio Concentration		rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies .  The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index. The Fund generally expects to hold approximately 25 to 40 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks). The Fund may lend its securities.

Risk, Heading		rr_RiskHeading	Principal Risks
Risk, Narrative		rr_RiskNarrativeTextBlock

Equity Investing Risk.  Fund performance is sensitive to stock market volatility .  Stock prices may decline in response to adverse changes in the economy or the economic outlook;  deterioration in investor sentiment; interest rate , currency,  and commodity price fluctuations ; adverse geopolitical, social or environmental developments; issuer - and sector - specific considerations; and other factors. If the stock market declines, the value of Fund shares will also likely decline .  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Growth Risk.  Because the Fund normally invests primarily in growth stocks of large-cap companies, it is subject to the risk of underperforming the overall stock market during periods in which large-cap growth stocks are out of favor and generate lower returns than the market as a whole.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets , and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Risks Associated with Active Management.  The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions .

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money		rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address		rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads		rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing		rr_BarChartClosingTextBlock

During the period from December 31, 2011 through December 31, 2014 , the highest quarterly total return for Class A was 15.57% for the quarter ended March 31, 2012, and the lowest quarterly return was -3.25% for the quarter ended June 30, 2012.  The year-to-date return through the end of the most recent calendar quarter (December 31, 2014 – March 31, 2015 ) was 5.80%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year-to-date return through the end of the most recent calendar quarter (December 31, 2014 – March 31, 2015 ) was
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	5.80%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	During the period from December 31, 2011 through December 31, 2014 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.57%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.25%)
Performance Table, Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A ( 5 .75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table, Closing		rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A ( 5 .75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I commenced operations on March 7, 2011. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Focused Growth Opportunities Fund | Russell 1000 Growth Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.05%
Since Inception		rr_AverageAnnualReturnSinceInception	15.00%
Eaton Vance Focused Growth Opportunities Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.39%
Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 676
3 Years		rr_ExpenseExampleYear03	958
5 Years		rr_ExpenseExampleYear05	1,261
10 Years		rr_ExpenseExampleYear10	2,120
1 Year		rr_ExpenseExampleNoRedemptionYear01	676
3 Years		rr_ExpenseExampleNoRedemptionYear03	958
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,261
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,120
Annual Return 2012		rr_AnnualReturn2012	18.78%
Annual Return 2013		rr_AnnualReturn2013	33.27%
Annual Return 2014		rr_AnnualReturn2014	14.20%
1 Year		rr_AverageAnnualReturnYear01	7.64%
Since Inception		rr_AverageAnnualReturnSinceInception	11.18%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Eaton Vance Focused Growth Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.64%
Since Inception		rr_AverageAnnualReturnSinceInception	10.75%
Eaton Vance Focused Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.95%
Since Inception		rr_AverageAnnualReturnSinceInception	8.75%
Eaton Vance Focused Growth Opportunities Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.12%
Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	1.80%
1 Year		rr_ExpenseExampleYear01	$ 283
3 Years		rr_ExpenseExampleYear03	633
5 Years		rr_ExpenseExampleYear05	1,110
10 Years		rr_ExpenseExampleYear10	2,427
1 Year		rr_ExpenseExampleNoRedemptionYear01	183
3 Years		rr_ExpenseExampleNoRedemptionYear03	633
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,110
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,427
1 Year		rr_AverageAnnualReturnYear01	12.33%
Since Inception		rr_AverageAnnualReturnSinceInception	12.04%
Eaton Vance Focused Growth Opportunities Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Other Expenses		rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.14%
Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	0.80%
1 Year		rr_ExpenseExampleYear01	$ 82
3 Years		rr_ExpenseExampleYear03	329
5 Years		rr_ExpenseExampleYear05	595
10 Years		rr_ExpenseExampleYear10	1,356
1 Year		rr_ExpenseExampleNoRedemptionYear01	82
3 Years		rr_ExpenseExampleNoRedemptionYear03	329
5 Years		rr_ExpenseExampleNoRedemptionYear05	595
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,356
1 Year		rr_AverageAnnualReturnYear01	14.52%
Since Inception		rr_AverageAnnualReturnSinceInception	13.21%

[1]	The investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares. This expense reimbursement will continue through June 30, 2016 . Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.